Cover	Oct. 05, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2023
Entity File Number	000-56589
Entity Registrant Name	Genvor Incorporated
Entity Central Index Key	0001792941
Entity Tax Identification Number	83-2054746
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	201 S. Elliott Road
Entity Address, Address Line Two	Suite 538
Entity Address, City or Town	Chapel Hill
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27514
City Area Code	(984)
Local Phone Number	261-7338
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false